SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
The preparation of the Group Financial Statements in compliance with IFRS as issued by the IASB requires management to make estimates and exercise judgment in applying the Group’s accounting policies. In preparing the Group Financial
Statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are disclosed in Note 4.
Business Combinations and Asset Acquisitions
The Group performs an assessment of each acquisition to determine whether the acquisition should be accounted for as an asset acquisition or a business combination. For each transaction, the Group may elect to apply the concentration test to determine if the fair value of assets acquired is substantially concentrated in a single asset (or a group of similar assets). If this concentration test is met, the acquisition qualifies as an acquisition of a group of assets and liabilities, not of a business.
Accounting for business combinations under IFRS 3 is applied once it is determined that a business has been acquired. Under
IFRS 3, a business is defined as an integrated set of activities and assets conducted and managed for the purpose of providing a return to investors. A business generally consists of inputs, processes applied to those inputs, and resulting outputs that are, or will be, used to generate revenues.
When less than the entire interest of an entity is acquired, the choice of measurement of the non-controlling interest, either at fair value or at the proportionate share of the acquiree’s identifiable net assets, is determined on a transaction by transaction basis.
More information regarding the judgments and conclusions reached with respect to business combinations and asset acquisitions is included in Notes 4 and 5.
Oaktree Capital Management, L.P. (“Oaktree”) Participation Agreement
In October 2020, the Group entered into a three-year definitive participation agreement with funds managed by Oaktree to jointly identify and fund future proved developed producing acquisition opportunities (“PDP acquisitions”) that the Group identified. The Oaktree Funding Commitment provided for up to $1,000,000 in aggregate over three years for mutually agreed upon PDP acquisitions with transaction valuations typically greater than $250,000. The Group and Oaktree each funded 50%
of the net purchase price in exchange for proportionate working interests of 51.25% and 48.75% during Tranche I deals, or joint acquisitions made during the first 18 months of the agreement, and 52.5% and 47.5% during Tranche II deals, or joint acquisitions made during the second 18 months of the agreement, respectively. The Group's greater share reflected the upfront promote it received from Oaktree which was intended to compensate the Group for the increase in general and administrative expenses needed to operate an entity that increases with acquired growth.
Additionally, upon Oaktree achieving a 10% unlevered internal rate of return, Oaktree would convey a back-end promote to the Group which would increase the Group’s working interest to 59.625% for both Tranche I and Tranche II deals. The Group also maintains the right of first offer to acquire Oaktree’s interest if and when Oaktree decides to divest. The Group and
Oaktree each have the right to participate in a sale by the other party with a third-party upon comparable terms.
The Group accounts for the Oaktree Participation Agreement as a joint operation under IFRS 11, Joint Arrangements (“IFRS
11”). Accordingly, the Group includes its proportionate share of assets, liabilities, revenues and expenses within the consolidated financial statements.
The Oaktree Participation Agreement ended in October 2023. While Oaktree continues to hold the working interests it acquired, the agreement to participate in future acquisition opportunities has expired.
Inventory
Natural gas inventory is stated at the lower of cost and net realizable value, cost being determined on a weighted average cost basis. Inventory also consists of material and supplies used in connection with the Group’s maintenance, storage and handling.
Inventory is stated at the lower of cost or net realizable value.
Cash and Cash Equivalents
Cash on the balance sheet comprises cash at banks. Balances held at banks, at times, exceed U.S. federally insured amounts. The
Group has not experienced any losses in such accounts and the Directors believe the Group is not exposed to any significant credit risk on its cash. As of December 31, 2023 and 2022, the Group’s cash balance was $3,753 and $7,329, respectively.
Trade Receivables
Trade receivables are stated at the historical carrying amount, net of any provisions required. Trade receivables are due from customers throughout the natural gas and oil industry. Although dispersed among several customers, collectability is dependent on the financial condition of each individual customer as well as the general economic conditions of the industry.
The Directors review the financial condition of customers prior to extending credit and generally do not require collateral to support the recoverability of the Group’s trade receivables. Any changes in the Group’s allowance for expected credit losses during the year are recognized in the Consolidated Statement of Comprehensive Income. Trade receivables also include certain receivables from third-party working interest owners as well as hedge settlement receivables. The Group consistently assesses the collectability of these receivables. As of December 31, 2023 and 2022, the Group considered a portion of these working interest receivables uncollectable and recorded an allowance for credit losses in the amount of $16,529 and $8,941, respectively. Refer to Note 14 for additional information.
Impairment of Financial Assets
IFRS 9 requires the application of an expected credit loss model in considering the impairment of financial assets. The expected credit loss model requires the Group to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition of the financial assets. The credit event does not have to occur before credit losses are recognized. IFRS 9 allows for a simplified approach for measuring the loss allowance at an amount equal to lifetime expected credit losses for trade receivables.
The Group applies the simplified approach to the expected credit loss model to trade receivables arising from:
—Sales of natural gas, NGLs and oil;
—Sales of gathering and transportation of third-party natural gas; and
—The provision of other services.
Borrowings
Borrowings are recognized initially at fair value, net of any applicable transaction costs incurred. Borrowings are subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Consolidated Statement of Comprehensive Income over the period of the borrowings using the effective interest method.
Interest on borrowings is accrued as applicable to each class of borrowing.
Derivative Financial Instruments
Derivatives are used as part of the Group’s overall strategy to mitigate risk associated with the unpredictability of cash flows due to volatility in commodity prices. Further details of the Group’s exposure to these risks are detailed in Note 25. The Group has entered into financial instruments which are considered derivative contracts, such as swaps and collars, which result in net cash settlements each month and do not result in physical deliveries. The derivative contracts are initially recognized at fair value at the date the contract is entered into and remeasured to fair value every balance sheet date. The resulting gain or loss is recognized in the Consolidated Statement of Comprehensive Income in the year incurred in the gain (loss) on derivative financial instruments line item.
Restricted Cash
Cash held on deposit for bonding purposes is classified as restricted cash and recorded within current and non-current assets.
The cash (1) is restricted in use by state governmental agencies to be utilized and drawn upon if the operator should abandon any wells, or (2) is being held as collateral by the Group’s surety bond providers.
Additionally, the Group is required to maintain certain reserves for interest payments related to its asset-backed securitizations discussed in Note 21. These reserves approximate six to seven months of interest as well as any associated fees.
The Group classifies restricted cash as current or non-current based on the classification of the associated asset or liability to which the restriction relates. This reserve cash is managed and held by an indenture trustee who monitors the reserve month to month ensuring the proper quantum is maintained. This trustee is independent, and the conditions of the deposit prevent the Group from accessing it on demand such that it no longer meets the definition of cash and cash equivalents.

	December 31, 2023	December 31, 2022
Cash restricted by asset-backed securitizations	$35,870	$54,552
Other restricted cash	382	836
Total restricted cash	$36,252	$55,388
Classified as:
Current asset	$11,195	$7,891
Non-current asset	25,057	47,497
Total	$36,252	$55,388
Natural Gas and Oil Properties
Natural gas and oil activities are accounted for using the principles of the successful efforts method of accounting as described below.
DEVELOPMENT AND ACQUISITION COSTS
Costs incurred to purchase, lease, or otherwise acquire a property are capitalized when incurred. Expenditures related to the construction, installation or completion of infrastructure facilities, such as platforms, and the drilling of development wells, including delineation wells, are capitalized within natural gas and oil properties. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, and the initial estimate of the asset retirement obligation.
DEPLETION
Proved natural gas, oil and NGL reserve volumes are used as the basis to calculate unit-of-production depletion rates.
Leasehold costs are depleted on the unit-of-production basis over the total proved reserves of the relevant area while production and development wells are depleted over proved producing reserves.
Intangible Assets
SOFTWARE DEVELOPMENT
Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets where the following criteria are met:
—It is technically feasible to complete the software so that it will be available for use;
—The Directors intend to complete the software and use or sell it;
—There is an ability to use the software;
—It can be demonstrated how the software will generate probable future economic benefits;
—Adequate technical, financial and other resources to complete the development and to use the software are available; and
—The expenditure attributable to the software during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software include cost incurred by third parties, employee costs and an appropriate portion of relevant overheads. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use. Costs associated with maintaining software programs are recognized as an expense as incurred.
IMPAIRMENT OF INTANGIBLE ASSETS
Intangible assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Intangible assets that suffer an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.
AMORTIZATION
The Group amortizes intangible assets with a limited useful life, using the straight-line method over the following periods:

Range in Years
Software	3 - 5
Other acquired intangibles(a)	3
(a)Represents intangible assets acquired in business combinations and asset acquisitions.
Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses, if any. The cost of property, plant and equipment initially recognized includes its purchase price and any cost that is directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by the Directors.
Property, plant and equipment are generally depreciated on a straight-line basis over their estimated useful lives:

Range in Years
Buildings and leasehold improvements	10 - 40
Equipment	5 - 10
Motor vehicles	5
Midstream assets	10 - 15
Other property and equipment	5 - 10
Property, plant and equipment held under leases are depreciated over the shorter of the lease term or estimated useful life.
Impairment of Non-Financial Assets
At each reporting date, the Directors assess whether indications exist that an asset may be impaired. If indications exist, or when annual impairment testing for an asset is required, the Directors estimate the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s, or cash generating unit’s, fair value less costs to sell and its value-in-use, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the Directors consider the asset impaired and write the asset down to its recoverable amount. In assessing value-in-
use, the Directors discount the estimated future cash flows to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, the Directors consider recent market transactions, if available. If no such transactions can be identified, the Directors will utilize an appropriate valuation model.
Non-Controlling Interests
Non-controlling interests represent the equity in subsidiaries that is not attributable to the Group’s shareholders. The acquisition of a non-controlling interest in a subsidiary and the sale of an interest while retaining control are accounted for as transactions within equity and are reported within non-controlling interests in the consolidated financial statements.
During the years ended December 31, 2023, 2022 and 2021, the Group recorded $1,683, $4,812 and $303, respectively, of net income attributable to non-controlling interests. As of December 31, 2023 and 2022, the Group had a non-controlling interests balance of $12,604 and $14,964, respectively. During the years ended December 31, 2023, 2022 and 2021, the Group paid
$4,043, $6,389 and $0, respectively, in distributions to non-controlling interest owners.
Refer to Note 5 for information regarding the Group’s non-controlling interests in the Chesapeake Granite Wash Trust (“the
GWT”), acquired in connection with the Tapstone Acquisition in December 2021.
Leases
The Group recognizes a right-of-use asset and a lease liability at the commencement date of contracts (or separate components of a contract) which convey to the Group the right to control the use of an identified asset for a period of time in exchange for consideration, when such contracts meet the definition of a lease as determined by IFRS 16, Leases (“IFRS 16”).
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception date.
The Group initially measures the lease liability at the present value of the future lease payments. The lease payments are discounted using the interest rate implicit in the lease. When this rate can not be readily determined, the Group uses its incremental borrowing rate. After the commencement date, the lease liability is reduced for payments made by the lessee and increased for interest on the lease liability.
Right-of-use assets are initially measured at cost, which comprises:
—The amount of the initial measurement of the lease liability;
—Any lease payments made at or before the commencement date, less any lease incentives received, any initial direct costs incurred by the lessee; and
—An estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease unless those costs are incurred to produce inventories.
Subsequent to the measurement date, the right-of-use asset is depreciated on a straight line basis for a period of time that reflects the life of the underlying asset, and also adjusted for the remeasurement of any lease liability.
Asset Retirement Obligations
Where a liability for the retirement of a well, removal of production equipment and site restoration at the end of the production life of a well exists, the Group recognizes a liability for asset retirement. The amount recognized is the present value of estimated future net expenditures determined in accordance with our anticipated retirement plans as well as with local conditions and requirements. The unwinding of the discount on the decommissioning liability is included as accretion of the decommissioning provision. The cost of the relevant property, plant and equipment asset is increased with an amount equivalent to the liability and depreciated on a unit of production basis. The Group recognizes changes in estimates prospectively, with corresponding adjustments to the liability and the associated non-current asset.
As of December 31, 2023 and 2022, the Group had no midstream asset retirement obligations.
Taxation
DEFERRED TAXATION
Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Group Financial Statements. Deferred tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred tax asset is realized or the deferred liability is settled.
Deferred tax assets are recognized to the extent that it is probable that the future taxable profit will be available against which the temporary differences can be utilized.
CURRENT TAXATION
Current income tax assets and liabilities for the years ended December 31, 2023 and 2022 were measured at the amount to be recovered from, or paid to, the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the jurisdictions where the Group operates and generates taxable income.
UNCERTAIN TAX POSITIONS
Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances based on either the most likely amount, or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.
Revenue Recognition
NATURAL GAS, NGLs AND OIL
Commodity revenue is derived from sales of natural gas, NGLs and oil products and is recognized when the customer obtains control of the commodity. This transfer generally occurs when the product is physically transferred into a vessel, pipe, sales meter or other delivery mechanism. This also represents the point at which the Group carries out its single performance obligation to its customer under contracts for the sale of natural gas, NGLs and oil for the purposes of IFRS 15, Revenue from
Contracts with Customers (“IFRS 15”).
Commodity revenue in which the Group has an interest with other producers is recognized proportionately based on the
Group’s working interest and the terms of the relevant production sharing contracts. Royalty payments or counterparty distributions, representing the portion of revenue that is due to minority working interests, is included as a liability, described in Note 23.
Commodity revenue is recorded based on the volumes accepted each day by customers at the delivery point and is measured using the respective market price index for the applicable commodity plus or minus the applicable basis differential based on the quality of the product.
THIRD-PARTY GATHERING REVENUE
Revenue from gathering and transportation of third-party natural gas is recognized when the customer transfers its natural gas to the entry point in the Group’s midstream network and becomes entitled to withdraw an equivalent volume of natural gas from the exit point in the Group’s midstream network under contracts for the gathering and transportation of natural gas. This transfer generally occurs when product is physically transferred into the Group’s vessel, pipe, or sales meter. The customer’s entitlement to withdraw an equivalent volume of natural gas is broadly coterminous with the transfer of natural gas into the
Group’s midstream network. Customers are invoiced and revenue is recognized each month based on the volume of natural gas transported at a contractually agreed upon price per unit.
THIRD-PARTY PLUGGING REVENUE
Revenue from third-party asset retirement services is recognized as earned in the month work is performed and consistent with the Group’s contractual obligations. The Group’s contractual obligations in this respect are considered to be its performance obligations for the purposes of IFRS 15.
OTHER REVENUE
Revenue from the operation of third-party wells is recognized as earned in the month work is performed and consistent with the Group’s contractual obligations. The Group’s contractual obligations in this respect are considered to be its performance obligations for the purposes of IFRS 15.
Revenue from the sale of water disposal services to third-parties into the Group’s disposal wells is recognized as earned in the month the water was physically disposed at a contractually agreed upon price per unit. Disposal of the water is considered to be the Group’s performance obligation under these contracts.
Revenue is stated after deducting sales taxes, excise duties and similar levies.
Share-Based Payments
The Group accounts for share-based payments under IFRS 2, Share-Based Payment (“IFRS 2”). All of the Group’s share-based awards are equity settled. The fair value of the awards are determined at the date of grant. As of December 31, 2023, 2022 and
2021, the Group had three types of share-based payment awards: RSUs, PSUs and Options. The fair value of the Group’s RSUs is measured using the stock price at the grant date. The fair value of the Group’s PSUs is measured using a Monte Carlo simulation model. The inputs to the Monte Carlo simulation model included:
—The share price at the date of grant;
—Expected volatility;
—Expected dividends;
—Risk free rate of interest; and
—Patterns of exercise of the plan participants.
The fair value of the Group’s Options was calculated using the Black-Scholes model as of the grant date. The inputs to the
Black-Scholes model included:
—The share price at the date of grant;
—Exercise price;
—Expected volatility; and
—Risk-free rate of interest.
The grant date fair value of share-based awards, adjusted for market-based performance conditions, are expensed uniformly over the vesting period.
New or Amended Accounting Standards - Adopted
The following accounting standards, amendments and interpretations became effective in the current year:
—Disclosure of Accounting Policies: IAS 1 and IFRS Practice Statement 2
—Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction: Amendments to IAS 12
The application of these standards and interpretations effective for the first time in the current year has had no significant impact on the amounts reported in the Group Financial Statements.
New or Amended Accounting Standards - Not Yet Adopted
At the date of authorization of the Group Financial Statements, the following standards and interpretations, which have not been applied in the Group Financial Statements, were in issue but not yet effective. It is expected that where applicable, these standards and amendments will be adopted on each respective effective date. None of these standards are expected to have a significant impact on the Group.

Amendments to IFRS	Effective Date
Classification of Liabilities as Current or Non-Current and Non-Current Liabilities with Covenants	Annual periods beginning on or after January 1, 2024